Investment securities	12 Months Ended
Sep. 30, 2022
Investment securities
Investment securities

Note 18. Investment securities

Accounting policy

Investment securities include debt securities (government and other) and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 10.

Debt securities measured at FVOCI

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with gains and losses recognised in OCI except for interest income, impairment charges, FX gains and losses and fair value hedge adjustments which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost. Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 11 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest method and are presented net of any provision for ECL.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, the Group does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	60,427	66,421	57,233	63,057
Other debt securities	14,467	15,784	12,709	14,682
Equity securities	390	277	157	75
Total investment securities measured at FVOCI[1]	75,284	82,482	70,099	77,814
Investment securities measured at amortised cost
Government and semi-government debt securities	1,185	900	77	48
Other debt securities	2	38	2	2
Total investment securities measured at amortised cost	1,187	938	79	50
Provision for ECL on debt securities at amortised cost	(6)	(3)	(2)	(1)
Total net investment securities measured at amortised cost	1,181	935	77	49
Total investment securities	76,465	83,417	70,176	77,863

1.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 27). There is no reduction of the carrying value of the debt securities which remains at fair value.

Note 18 Investment securities (continued)

The following table shows the maturities and the weighted average yield of the Group’s outstanding investment securities as at 30 September 2022. There are no tax-exempt securities.

			Over 1		Over 5
	Up to		year to 5		years to		Over		No specific			Weighted
	1 year		years		10 years		10 years		maturity		Total	average
2022	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	17,052	1.5	28,932	1.2	13,679	1.6	1,943	1.6	-	-	61,606	1.3
Other debt securities	3,609	1.4	10,816	1.6	44	5.0	-	-	-	-	14,469	1.5
Equity securities	-	-	-	-	-	-	-	-	390	-	390	-
Total by maturity	20,661		39,748		13,723		1,943		390		76,465

The maturity profile is determined based upon contractual terms for investment securities.